Segments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Operating Segments

	Mexico	Telmex	Brazil	Southern Cone	Colombia	Andean	Central America	U.S.A.	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2017 (in Ps.):
External revenues	190,022,612	89,731,238	210,536,673	81,092,885	72,435,460	56,393,595	44,094,835	148,589,487	35,092,578	93,644,172	—	1,021,633,535
Intersegment revenues	16,748,428	8,753,525	4,785,601	1,250,983	304,555	177,856	187,086	44	122,656	—	(32,330,734)	—

Total revenues	206,771,040	98,484,763	215,322,274	82,343,868	72,740,015	56,571,451	44,281,921	148,589,531	35,215,234	93,644,172	(32,330,734)	1,021,633,535
Depreciation and amortization	17,030,251	18,902,238	51,486,652	10,639,591	12,373,790	8,328,705	9,668,439	1,594,727	5,349,757	25,222,962	(422,170)	160,174,942
Operating income (loss)	50,666,028	7,921,524	11,601,369	11,676,427	(4,704,165)	5,650,477	5,252,401	2,915,123	4,752,168	4,523,857	(111,906)	100,143,303
Interest income	30,083,437	619,748	3,792,242	2,884,613	211,521	1,793,974	1,064,992	394,196	1,111,980	307,021	(39,338,076)	2,925,648
Interest expense	32,185,868	1,028,593	23,578,083	4,637,989	1,955,688	1,573,929	485,684	—	377,727	2,035,716	(37,558,496)	30,300,781
Income tax	18,142,482	387,145	(2,991,377)	3,535,302	(1,874,594)	1,806,085	2,025,618	1,803,555	3,529,253	(1,417,358)	(4,600)	24,941,511
Equity interest in net income (loss) of associated companies	99,044	16,564	(232)	(9,801)	—	—	—	—	—	(14,190)	—	91,385
Net profit (loss) attributable to equity holders of the parent	26,321,442	184,387	(6,617,381)	4,421,938	(6,209,530)	1,595,382	3,713,301	1,793,875	1,262,073	5,656,132	(2,795,698)	29,325,921
Assets by segment	1,033,036,406	170,402,561	428,281,963	133,136,177	108,362,023	113,478,626	81,529,691	40,761,830	88,672,466	203,858,243	(915,308,134)	1,486,211,852
Plant, property and equipment, net	59,137,555	109,713,770	187,459,628	69,006,093	57,060,931	35,930,966	39,050,481	1,693,642	32,173,524	85,116,608	—	676,343,198
Goodwill	27,102,384	213,926	24,708,739	3,073,444	13,981,033	6,113,495	5,597,990	3,341,956	14,186,723	53,143,542	—	151,463,232
Trademarks, net	406,723	274,786	246,557	—	—	—	—	631,024	262,641	8,116,076	—	9,937,807
Licenses and rights, net	11,457,720	13,175	35,662,305	8,885,086	4,197,498	11,295,202	3,376,106	—	7,276,039	31,141,255	—	113,304,386
Investment in associated companies	469,662	546,872	640	63,110	451	—	16,999	—	—	806,950	1,830,488	3,735,172
Liabilities by segments	794,598,013	133,428,178	322,620,030	119,123,646	54,756,152	48,656,628	35,501,900	38,249,957	43,978,410	119,240,533	(484,575,112)	1,225,578,335
As of and for the year ended December 31, 2018 (in Ps.):
External revenues	207,610,244	86,339,289	188,712,666	89,149,978	75,460,428	55,633,192	44,883,585	153,266,315	36,435,541	100,716,443	—	1,038,207,681
Intersegment revenues	16,946,543	9,741,908	4,593,760	13,200,358	344,517	154,082	149,445	—	204,294	—	(45,334,907)	—

Total revenues	224,556,787	96,081,197	193,306,426	102,350,336	75,804,945	55,787,274	45,033,030	153,266,315	36,639,835	100,716,443	(45,334,907)	1,038,207,681
Depreciation and amortization	17,619,342	18,358,248	42,857,751	13,526,361	13,464,867	8,516,960	8,940,655	1,545,395	5,036,831	26,838,972	(992,802)	155,712,580
Operating income (loss)	57,450,599	8,085,764	23,494,903	16,975,797	14,388,552	5,003,915	4,867,763	2,665,270	5,811,846	4,731,562	(3,918,800)	139,557,171
Interest income	26,578,280	420,380	11,303,888	2,251,474	1,013,839	1,666,879	1,566,086	559,548	1,458,874	122,133	(36,295,212)	10,646,169
Interest expense	32,526,258	1,153,913	20,377,191	4,338,941	2,913,881	1,719,663	509,081	—	561,867	1,973,431	(34,302,793)	31,771,433
Income tax	28,842,505	643,377	4,026,444	1,390,039	2,251,877	2,498,666	2,533,600	810,898	2,774,204	707,093	(1,624)	46,477,079
Equity interest in net income (loss) of associated companies	(5,962)	44,965	(152)	(20,871)	—	—	—	—	—	(17,713)	—	267
Net profit (loss) attributable to equity holders of the parent	23,185,029	(2,201,572)	3,530,653	6,065,703	9,165,801	1,730,933	2,821,733	2,820,505	3,644,697	3,809,694	(2,006,979)	52,566,197
Assets by segment	970,564,314	174,461,398	390,791,480	127,946,573	111,975,598	96,347,779	81,640,157	38,814,907	102,531,547	186,135,358	(851,985,719)	1,429,223,392
Plant, property and equipment, net	56,056,634	103,737,293	173,197,708	62,988,635	51,422,548	35,800,477	37,146,601	1,356,237	38,011,242	80,421,642	(138,297)	640,000,720
Goodwill	27,104,632	215,381	21,388,124	2,796,759	12,770,380	5,242,365	5,466,871	3,328,533	14,186,723	53,066,729	—	145,566,497
Trademarks, net	227,774	243,556	124,910	—	—	—	—	507,033	249,984	3,313,948	—	4,667,205
Licenses and rights, net	10,573,147	—	25,873,910	12,555,496	3,400,235	9,651,582	3,605,416	—	10,294,336	27,344,273	—	103,298,395
Investment in associated companies	5,621,661	563,667	543	20,697	412	—	24,262	—	—	748,674	(3,847,209)	3,132,707
Liabilities by segments	748,965,728	136,993,838	298,308,084	94,550,901	56,211,438	50,064,761	28,592,953	35,552,678	58,716,154	117,214,746	(441,820,311)	1,183,350,970